UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of June 30, 2014 (Unaudited)

Deutsche High Income Fund
(formerly DWS High Income Fund)
		Principal Amount ($) (a)	Value ($)
Corporate Bonds 93.4%
Consumer Discretionary 17.4%
AMC Entertainment, Inc., 5.875%, 2/15/2022 (b)		1,935,000	2,012,400
AMC Networks, Inc., 7.75%, 7/15/2021		720,000	805,500
AmeriGas Finance LLC:
6.75%, 5/20/2020		4,215,000	4,573,275
7.0%, 5/20/2022 (b)		3,260,000	3,610,450
APX Group, Inc.:
6.375%, 12/1/2019		1,895,000	1,966,063
8.75%, 12/1/2020		240,000	243,600
144A, 8.75%, 12/1/2020 (c)		1,305,000	1,324,575
Asbury Automotive Group, Inc., 8.375%, 11/15/2020		3,960,000	4,395,600
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		3,750,000	4,096,875
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		3,130,000	3,130,000
Avis Budget Car Rental LLC, 5.5%, 4/1/2023 (b)		1,845,000	1,886,513
BC Mountain LLC, 144A, 7.0%, 2/1/2021 (b)		1,870,000	1,809,225
Block Communications, Inc., 144A, 7.25%, 2/1/2020		3,469,000	3,694,485
Boyd Gaming Corp., 9.0%, 7/1/2020 (b)		1,400,000	1,543,500
Cablevision Systems Corp.:
5.875%, 9/15/2022 (b)		970,000	988,188
8.0%, 4/15/2020 (b)		520,000	590,525
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		1,935,000	2,080,125
CCO Holdings LLC:
6.5%, 4/30/2021		2,680,000	2,854,200
6.625%, 1/31/2022		4,060,000	4,364,500
7.0%, 1/15/2019 (b)		6,185,000	6,525,175
7.375%, 6/1/2020		490,000	534,100
8.125%, 4/30/2020		1,200,000	1,299,000
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021 (b)		5,700,000	5,678,625
144A, 6.375%, 9/15/2020 (b)		10,810,000	11,485,625
Chrysler Group LLC:
8.0%, 6/15/2019		800,000	869,000
8.25%, 6/15/2021 (b)		1,245,000	1,406,850
Clear Channel Communications, Inc.:
9.0%, 12/15/2019		4,650,000	4,958,062
11.25%, 3/1/2021		2,510,000	2,845,712
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		2,270,000	2,423,225
Series B, 6.5%, 11/15/2022		3,380,000	3,641,950
Series A, 7.625%, 3/15/2020		990,000	1,059,300
Series B, 7.625%, 3/15/2020		10,455,000	11,278,331
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		200,000	202,500
Crown Media Holdings, Inc., 10.5%, 7/15/2019		2,370,000	2,669,212
CSC Holdings LLC, 144A, 5.25%, 6/1/2024		4,580,000	4,505,575
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019 (b)		3,329,000	3,507,934
DISH DBS Corp.:
4.25%, 4/1/2018		2,475,000	2,574,000
5.0%, 3/15/2023		3,110,000	3,168,312
6.75%, 6/1/2021		4,420,000	5,038,800
7.875%, 9/1/2019		4,165,000	4,945,937
Getty Images, Inc., 144A, 7.0%, 10/15/2020 (b)		2,885,000	2,643,381
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		1,845,000	1,845,000
Harron Communications LP, 144A, 9.125%, 4/1/2020		3,705,000	4,131,075
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		1,380,000	1,531,800
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021		870,000	879,788
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		1,480,000	1,513,300
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		460,000	465,750
144A, 7.0%, 9/1/2020		3,160,000	3,460,200
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		3,225,000	3,402,375
Mediacom Broadband LLC:
144A, 5.5%, 4/15/2021		465,000	470,813
6.375%, 4/1/2023		5,830,000	6,150,650
Mediacom LLC, 7.25%, 2/15/2022		995,000	1,084,550
MGM Resorts International:
6.75%, 10/1/2020		4,799,000	5,356,884
8.625%, 2/1/2019		4,620,000	5,503,575
Numericable Group SA:
144A, 4.875%, 5/15/2019		4,635,000	4,756,669
144A, 6.0%, 5/15/2022 (b)		6,930,000	7,207,200
144A, 6.25%, 5/15/2024		2,035,000	2,124,031
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		2,515,000	2,700,481
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		2,265,000	2,389,575
Sabre Holdings Corp., 8.35%, 3/15/2016		2,560,000	2,832,000
Schaeffler Finance BV, 144A, 7.75%, 2/15/2017		3,655,000	4,121,012
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		1,150,000	1,152,875
Seminole Indian Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		2,715,000	3,054,375
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020 (b)		2,170,000	2,354,450
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		1,865,000	1,972,238
Springs Industries, Inc., 6.25%, 6/1/2021 (b)		2,765,000	2,820,300
Starz LLC, 5.0%, 9/15/2019		1,545,000	1,608,731
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		2,305,000	2,339,575
The Men's Wearhouse, Inc., 144A, 7.0%, 7/1/2022 (b)		1,270,000	1,314,450
Travelport LLC:
144A, 6.352% **, 3/1/2016		1,561,277	1,572,987
144A, 13.875%, 3/1/2016 (PIK)		418,245	430,792
UCI International, Inc., 8.625%, 2/15/2019		2,740,000	2,603,000
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		8,260,000	8,549,100
144A, 7.5%, 3/15/2019		3,805,000	4,061,837
144A, 7.5%, 3/15/2019	EUR	2,000,000	2,930,303
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	6,670,000	9,797,840
Univision Communications, Inc.:
144A, 7.875%, 11/1/2020		4,065,000	4,471,500
144A, 8.5%, 5/15/2021 (b)		1,690,000	1,873,788
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		1,880,000	2,077,400
Visant Corp., 10.0%, 10/1/2017 (b)		3,535,000	3,296,387
Weyerhaeuser Real Estate Co.:
144A, 4.375%, 6/15/2019		1,295,000	1,298,238
144A, 5.875%, 6/15/2024		435,000	447,506
Wynn Macau Ltd., 144A, 5.25%, 10/15/2021		800,000	822,000

			252,006,605
Consumer Staples 4.8%
Big Heart Pet Brands, 7.625%, 2/15/2019		2,288,000	2,384,325
Chiquita Brands International, Inc., 7.875%, 2/1/2021		1,728,000	1,881,360
Cott Beverages, Inc., 144A, 5.375%, 7/1/2022		2,115,000	2,120,287
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020 (b)		6,410,000	6,858,700
JBS Investments GmbH:
144A, 7.25%, 4/3/2024		4,640,000	4,802,400
144A, 7.75%, 10/28/2020		3,600,000	3,852,000
JBS U.S.A. LLC:
144A, 7.25%, 6/1/2021		4,670,000	5,008,575
144A, 8.25%, 2/1/2020		1,450,000	1,573,250
Pilgrim's Pride Corp., 7.875%, 12/15/2018		2,605,000	2,758,174
Post Holdings, Inc.:
144A, 6.0%, 12/15/2022 (b)		1,795,000	1,830,900
144A, 6.75%, 12/1/2021 (b)		3,940,000	4,186,250
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		11,970,000	12,628,350
6.875%, 2/15/2021		9,230,000	9,960,324
8.25%, 2/15/2021 (b)		1,750,000	1,903,125
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		1,930,000	2,038,563
Smithfield Foods, Inc., 6.625%, 8/15/2022		1,990,000	2,179,050
U.S. Foods, Inc., 8.5%, 6/30/2019		3,350,000	3,586,175

			69,551,808
Energy 14.7%
Access Midstream Partners LP, 6.125%, 7/15/2022		2,970,000	3,281,850
Antero Resources Finance Corp., 5.375%, 11/1/2021		960,000	996,000
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		855,000	860,344
144A, 5.625%, 6/1/2024		855,000	858,206
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		1,850,000	1,970,250
6.75%, 11/1/2020		3,265,000	3,436,412
BreitBurn Energy Partners LP:
7.875%, 4/15/2022 (b)		6,265,000	6,781,862
8.625%, 10/15/2020		1,760,000	1,936,000
Chaparral Energy, Inc.:
7.625%, 11/15/2022		4,185,000	4,519,800
8.25%, 9/1/2021 (b)		2,659,000	2,918,252
Chesapeake Energy Corp., 3.479% **, 4/15/2019		2,670,000	2,700,038
Chesapeake Oilfield Operating LLC, 6.625%, 11/15/2019		1,380,000	1,483,500
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		4,500,000	4,770,000
CONSOL Energy, Inc., 144A, 5.875%, 4/15/2022		925,000	968,938
Crestwood Midstream Partners LP:
144A, 6.125%, 3/1/2022		1,445,000	1,520,863
7.75%, 4/1/2019		2,340,000	2,509,650
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		3,345,000	3,579,150
Endeavor Energy Resources LP, 144A, 7.0%, 8/15/2021		4,915,000	5,246,762
EP Energy LLC:
6.875%, 5/1/2019		3,085,000	3,281,669
7.75%, 9/1/2022 (b)		2,640,000	2,976,600
9.375%, 5/1/2020		1,415,000	1,620,175
EV Energy Partners LP, 8.0%, 4/15/2019		7,815,000	8,205,750
EXCO Resources, Inc., 8.5%, 4/15/2022 (b)		1,390,000	1,501,200
Halcon Resources Corp.:
8.875%, 5/15/2021 (b)		5,851,500	6,290,362
9.75%, 7/15/2020		10,595,000	11,561,794
Hilcorp Energy I LP, 144A, 5.0%, 12/1/2024 (c)		1,705,000	1,705,000
Holly Energy Partners LP, 6.5%, 3/1/2020		990,000	1,066,725
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019 (c)		1,490,000	1,490,000
Kodiak Oil & Gas Corp., 5.5%, 1/15/2021 (b)		3,650,000	3,805,125
Linn Energy LLC, 6.25%, 11/1/2019		5,950,000	6,232,625
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		2,360,000	2,507,500
144A, 6.5%, 3/15/2021		1,880,000	1,992,800
144A, 7.0%, 3/31/2024		4,640,000	5,115,600
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022 (c)		1,700,000	1,712,750
Midstates Petroleum Co., Inc.:
9.25%, 6/1/2021 (b)		5,580,000	6,124,050
10.75%, 10/1/2020 (b)		5,295,000	6,009,825
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		2,710,000	2,852,275
Northern Oil & Gas, Inc., 8.0%, 6/1/2020 (b)		5,340,000	5,700,450
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		3,540,000	3,805,500
144A, 6.875%, 3/15/2022		3,735,000	4,071,150
6.875%, 1/15/2023		1,120,000	1,220,800
7.25%, 2/1/2019		5,875,000	6,227,500
Offshore Group Investment Ltd.:
7.125%, 4/1/2023 (b)		3,680,000	3,735,200
7.5%, 11/1/2019 (b)		6,815,000	7,206,862
Regency Energy Partners LP, 5.875%, 3/1/2022		245,000	266,131
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		6,465,000	6,836,737
5.625%, 4/15/2023		1,405,000	1,464,713
144A, 5.75%, 5/15/2024 (b)		1,495,000	1,558,538
Samson Investment Co., 144A, 10.75%, 2/15/2020 (b)		1,355,000	1,427,831
SandRidge Energy, Inc.:
7.5%, 3/15/2021		14,215,000	15,405,506
8.125%, 10/15/2022		1,355,000	1,492,194
SESI LLC:
6.375%, 5/1/2019		1,925,000	2,054,938
7.125%, 12/15/2021		6,355,000	7,165,262
Seventy Seven Energy, Inc., 144A, 6.5%, 7/15/2022		425,000	435,625
Swift Energy Co., 7.875%, 3/1/2022 (b)		2,730,000	2,852,850
Talos Production LLC, 144A, 9.75%, 2/15/2018		3,640,000	3,858,400
Welltec AS, 144A, 8.0%, 2/1/2019		2,800,000	2,982,000
Whiting Petroleum Corp., 5.0%, 3/15/2019		2,335,000	2,457,588
WPX Energy, Inc., 5.25%, 1/15/2017		4,850,000	5,165,250

			213,780,727
Financials 5.9%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		4,210,000	4,641,525
CIT Group, Inc., 3.875%, 2/19/2019 (b)		24,960,000	25,349,376
Credit Agricole SA, 144A, 7.875%, 1/29/2049 (b)		2,940,000	3,211,950
Credit Suisse Group AG, 144A, 6.25%, 12/29/2049 (b)		2,020,000	2,033,130
E*TRADE Financial Corp.:
6.375%, 11/15/2019		5,395,000	5,840,087
6.75%, 6/1/2016 (b)		6,070,000	6,585,950
Hellas Telecommunications Finance, 144A, 8.328% **, 7/15/2015 (PIK) *	EUR	2,522,281	0
International Lease Finance Corp.:
3.875%, 4/15/2018		3,630,000	3,720,750
5.75%, 5/15/2016		895,000	958,769
6.25%, 5/15/2019		2,695,000	3,018,400
8.75%, 3/15/2017		4,075,000	4,737,188
Morgan Stanley, Series H, 5.45%, 7/29/2049		1,390,000	1,415,354
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		2,650,000	2,842,125
(REIT), 6.875%, 5/1/2021		2,415,000	2,632,350
Popular, Inc., 7.0%, 7/1/2019 (c)		1,305,000	1,324,575
Societe Generale SA, 144A, 7.875%, 12/29/2049 (b)		7,245,000	7,724,981
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		2,315,000	2,391,684
UniCredit SpA, 8.0%, 4/3/2049		6,205,000	6,608,325

			85,036,519
Health Care 7.3%
Aviv Healthcare Properties LP:
6.0%, 10/15/2021		955,000	1,012,300
7.75%, 2/15/2019		4,325,000	4,606,125
Biomet, Inc.:
6.5%, 8/1/2020		3,350,000	3,609,625
6.5%, 10/1/2020		960,000	1,024,800
Community Health Systems, Inc.:
5.125%, 8/15/2018		10,975,000	11,510,031
144A, 5.125%, 8/1/2021		485,000	497,125
144A, 6.875%, 2/1/2022		1,935,000	2,051,100
7.125%, 7/15/2020 (b)		12,190,000	13,195,675
Crimson Merger Sub, Inc., 144A, 6.625%, 5/15/2022		4,640,000	4,605,200
Endo Finance LLC:
144A, 5.375%, 1/15/2023		1,955,000	1,952,556
144A, 5.75%, 1/15/2022		1,935,000	1,973,700
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		1,980,000	2,158,200
HCA, Inc.:
6.5%, 2/15/2020		9,615,000	10,816,875
7.5%, 2/15/2022		1,109,000	1,279,509
Hologic, Inc., 6.25%, 8/1/2020		1,935,000	2,041,425
IMS Health, Inc., 144A, 6.0%, 11/1/2020		2,350,000	2,467,500
LifePoint Hospitals, Inc., 144A, 5.5%, 12/1/2021		2,430,000	2,545,425
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		4,662,000	5,011,650
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		2,726,000	3,012,230
Salix Pharmaceuticals Ltd., 144A, 6.0%, 1/15/2021		1,455,000	1,560,488
Tenet Healthcare Corp., 6.25%, 11/1/2018		14,050,000	15,595,500
Valeant Pharmaceuticals International, 144A, 6.375%, 10/15/2020		2,190,000	2,326,875
Valeant Pharmaceuticals International, Inc., 144A, 7.5%, 7/15/2021		9,335,000	10,338,512

			105,192,426
Industrials 9.7%
ADT Corp.:
3.5%, 7/15/2022		1,315,000	1,196,650
4.125%, 4/15/2019 (b)		410,000	412,563
6.25%, 10/15/2021 (b)		1,405,000	1,489,300
Aguila 3 SA, 144A, 7.875%, 1/31/2018		3,955,000	4,172,525
Alphabet Holding Co., Inc., 7.75%, 11/1/2017 (PIK)		4,295,000	4,434,587
Armored Autogroup, Inc., 9.25%, 11/1/2018 (b)		4,685,000	4,930,962
Artesyn Escrow, Inc., 144A, 9.75%, 10/15/2020		2,335,000	2,294,138
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		2,632,760	2,711,743
BakerCorp International, Inc., 8.25%, 6/1/2019		2,785,000	2,875,512
Belden, Inc., 144A, 5.5%, 9/1/2022		3,360,000	3,477,600
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		1,390,000	1,414,325
144A, 5.75%, 3/15/2022 (b)		2,060,000	2,111,500
144A, 6.0%, 10/15/2022		2,320,000	2,378,000
Carlson Travel Holdings, Inc., 144A, 7.5%, 8/15/2019 (PIK) (c)		1,120,000	1,142,400
Casella Waste Systems, Inc., 7.75%, 2/15/2019 (b)		3,710,000	3,876,950
Covanta Holding Corp., 5.875%, 3/1/2024		1,940,000	2,005,475
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		2,415,000	2,602,162
Darling Ingredients, Inc., 144A, 5.375%, 1/15/2022		1,925,000	1,997,188
DigitalGlobe, Inc., 5.25%, 2/1/2021		1,395,000	1,381,050
Ducommun, Inc., 9.75%, 7/15/2018		2,795,000	3,110,304
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		4,175,000	4,409,844
FTI Consulting, Inc., 6.0%, 11/15/2022		1,885,000	1,939,194
Garda World Security Corp., 144A, 7.25%, 11/15/2021		2,550,000	2,680,687
Gates Global LLC, 144A, 6.0%, 7/15/2022		1,695,000	1,695,000
GenCorp, Inc., 7.125%, 3/15/2021		4,735,000	5,172,987
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		2,400,000	2,538,000
7.125%, 3/15/2021 (b)		2,480,000	2,709,400
Interactive Data Corp., 144A, 5.875%, 4/15/2019		2,315,000	2,349,725
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		5,230,000	5,596,100
Meritor, Inc.:
6.25%, 2/15/2024		1,895,000	1,985,013
6.75%, 6/15/2021 (b)		2,785,000	2,995,546
Navios Maritime Holdings, Inc.:
144A, 7.375%, 1/15/2022		7,315,000	7,534,450
8.125%, 2/15/2019		3,255,000	3,421,819
Nortek, Inc., 8.5%, 4/15/2021		3,615,000	3,994,575
Oshkosh Corp., 5.375%, 3/1/2022		1,455,000	1,498,650
Ply Gem Industries, Inc., 144A, 6.5%, 2/1/2022 (b)		2,425,000	2,346,187
Spirit AeroSystems, Inc.:
144A, 5.25%, 3/15/2022		2,525,000	2,562,875
6.75%, 12/15/2020		1,465,000	1,574,875
Titan International, Inc., 6.875%, 10/1/2020		5,600,000	5,684,000
TransDigm, Inc.:
144A, 6.0%, 7/15/2022		2,290,000	2,352,975
144A, 6.5%, 7/15/2024		1,375,000	1,431,719
7.5%, 7/15/2021 (b)		4,460,000	4,939,450
Triumph Group, Inc., 144A, 5.25%, 6/1/2022		1,145,000	1,147,863
United Rentals North America, Inc.:
5.75%, 7/15/2018		3,460,000	3,658,950
6.125%, 6/15/2023		200,000	214,500
7.375%, 5/15/2020		5,690,000	6,287,450
7.625%, 4/15/2022		5,690,000	6,387,025
Watco Companies LLC, 144A, 6.375%, 4/1/2023		1,385,000	1,412,700

			140,536,493
Information Technology 5.7%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		955,000	1,005,138
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		7,715,000	8,312,912
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		2,375,000	2,481,875
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		1,835,000	1,958,863
144A, 6.125%, 11/1/2023		250,000	266,875
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		4,135,000	4,253,881
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019 (PIK)		2,790,000	2,720,250
CDW LLC, 8.5%, 4/1/2019		10,025,000	10,852,062
CyrusOne LP, 6.375%, 11/15/2022		950,000	1,023,625
eAccess Ltd., 144A, 8.25%, 4/1/2018		2,720,000	2,937,600
EarthLink Holdings Corp., 7.375%, 6/1/2020 (b)		2,310,000	2,463,038
Entegris, Inc., 144A, 6.0%, 4/1/2022		1,395,000	1,436,850
Equinix, Inc., 5.375%, 4/1/2023 (b)		6,455,000	6,600,237
First Data Corp.:
144A, 6.75%, 11/1/2020		5,820,000	6,300,150
144A, 7.375%, 6/15/2019		2,155,000	2,313,931
144A, 8.75%, 1/15/2022 (PIK) (b)		7,985,000	8,813,444
144A, 8.875%, 8/15/2020		3,745,000	4,142,906
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		2,435,000	2,593,275
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		4,495,000	5,011,925
7.625%, 6/15/2021		1,910,000	2,186,950
Micron Technology, Inc., 144A, 5.875%, 2/15/2022		975,000	1,045,688
NCR Corp.:
144A, 5.875%, 12/15/2021		485,000	511,675
144A, 6.375%, 12/15/2023		1,210,000	1,312,850
NXP BV, 144A, 3.75%, 6/1/2018		2,220,000	2,225,550
Sanmina Corp., 144A, 4.375%, 6/1/2019		230,000	229,713

			83,001,263
Materials 6.6%
Ardagh Packaging Finance PLC, 144A, 3.232% **, 12/15/2019 (c)		2,590,000	2,583,525
AuRico Gold, Inc., 144A, 7.75%, 4/1/2020		1,390,000	1,376,100
Berry Plastics Corp.:
5.5%, 5/15/2022 (b)		3,820,000	3,841,487
9.75%, 1/15/2021		3,510,000	4,001,400
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		3,026,252	3,173,782
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		3,745,000	3,946,294
Cascades, Inc., 144A, 5.5%, 7/15/2022		1,295,000	1,291,763
Clearwater Paper Corp., 7.125%, 11/1/2018		3,025,000	3,176,250
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		1,915,000	2,058,625
Exopack Holdings SA, 144A, 7.875%, 11/1/2019		2,410,000	2,578,700
First Quantum Minerals Ltd.:
144A, 6.75%, 2/15/2020		4,854,000	4,999,620
144A, 7.0%, 2/15/2021		4,854,000	4,993,552
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017 (b)		2,970,000	3,066,525
144A, 8.25%, 11/1/2019 (b)		2,530,000	2,754,537
Greif, Inc., 7.75%, 8/1/2019		910,000	1,046,500
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		4,475,000	4,743,500
8.875%, 2/1/2018 (b)		4,455,000	4,633,200
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		2,925,000	2,705,625
Kaiser Aluminum Corp., 8.25%, 6/1/2020		2,370,000	2,666,250
KGHM International Ltd., 144A, 7.75%, 6/15/2019		5,165,000	5,545,919
Novelis, Inc., 8.75%, 12/15/2020 (b)		5,100,000	5,661,000
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	985,000	1,591,538
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		4,200,000	4,313,400
Perstorp Holding AB, 144A, 8.75%, 5/15/2017 (b)		3,445,000	3,694,762
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		2,335,000	2,463,425
Polymer Group, Inc., 7.75%, 2/1/2019		2,102,000	2,233,375
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		2,120,000	2,226,000
144A, 8.25%, 1/15/2021 (b)		1,380,000	1,449,000
Sealed Air Corp.:
144A, 8.125%, 9/15/2019		1,315,000	1,448,144
144A, 8.375%, 9/15/2021		1,315,000	1,505,675
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		1,860,000	1,883,250
Tronox Finance LLC, 6.375%, 8/15/2020 (b)		1,800,000	1,858,500

			95,511,223
Telecommunication Services 19.0%
Altice Financing SA:
144A, 6.5%, 1/15/2022		1,500,000	1,597,500
144A, 7.875%, 12/15/2019 (b)		2,120,000	2,320,340
Altice Finco SA, 144A, 9.875%, 12/15/2020		2,120,000	2,443,300
Altice SA, 144A, 7.75%, 5/15/2022 (b)		2,170,000	2,316,475
B Communications Ltd., 144A, 7.375%, 2/15/2021		2,425,000	2,606,875
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		920,000	970,600
Series W, 6.75%, 12/1/2023		2,455,000	2,682,088
Cincinnati Bell, Inc.:
8.375%, 10/15/2020		12,080,000	13,242,700
8.75%, 3/15/2018		5,865,000	6,150,919
CommScope, Inc., 144A, 5.0%, 6/15/2021		2,290,000	2,335,800
CPI International, Inc., 8.75%, 2/15/2018		2,060,000	2,157,850
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		2,325,000	2,423,813
144A, 8.25%, 9/30/2020		13,857,000	15,104,130
Digicel Ltd.:
144A, 7.0%, 2/15/2020		800,000	844,000
144A, 8.25%, 9/1/2017		12,540,000	12,901,152
Frontier Communications Corp.:
7.125%, 1/15/2023 (b)		12,450,000	13,197,000
8.25%, 4/15/2017 (b)		2,796,000	3,246,855
8.5%, 4/15/2020		855,000	1,008,900
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023 (b)		4,390,000	4,368,050
7.25%, 10/15/2020		10,060,000	10,839,650
7.5%, 4/1/2021		10,740,000	11,760,300
8.5%, 11/1/2019		4,825,000	5,126,562
Intelsat Luxembourg SA:
7.75%, 6/1/2021		5,970,000	6,320,737
8.125%, 6/1/2023		950,000	1,027,188
Level 3 Communications, Inc., 8.875%, 6/1/2019		545,000	596,094
Level 3 Financing, Inc.:
144A, 6.125%, 1/15/2021 (b)		1,460,000	1,564,025
7.0%, 6/1/2020		11,605,000	12,678,462
8.125%, 7/1/2019 (b)		5,585,000	6,094,631
8.625%, 7/15/2020		4,660,000	5,219,200
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		6,755,000	7,210,962
7.875%, 9/1/2018		3,260,000	3,423,978
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		6,700,000	6,700,000
Pacnet Ltd., 144A, 9.0%, 12/12/2018		1,500,000	1,623,750
SBA Communications Corp., 5.625%, 10/1/2019		1,920,000	2,032,800
SBA Telecommunications, Inc., 5.75%, 7/15/2020 (b)		4,000,000	4,240,000
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		2,190,000	2,518,500
144A, 9.0%, 11/15/2018		10,410,000	12,622,125
9.125%, 3/1/2017		2,880,000	3,373,200
Sprint Corp., 144A, 7.125%, 6/15/2024		6,800,000	7,208,000
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022 (b)		975,000	1,034,719
6.5%, 1/15/2024		975,000	1,042,031
6.625%, 4/1/2023 (b)		2,300,000	2,495,500
6.633%, 4/28/2021		250,000	270,625
Telenet Finance Luxembourg SCA, 144A, 6.375%, 11/15/2020	EUR	5,000,000	7,308,640
tw telecom holdings, Inc.:
5.375%, 10/1/2022		2,625,000	2,871,094
5.375%, 10/1/2022		450,000	492,188
6.375%, 9/1/2023		2,260,000	2,570,750
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,495,000	1,592,175
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		9,145,000	10,059,500
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		4,850,000	5,298,625
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		1,850,000	2,004,938
144A, 7.25%, 2/15/2018		3,475,000	3,671,337
Windstream Corp.:
6.375%, 8/1/2023 (b)		2,335,000	2,367,106
7.5%, 6/1/2022 (b)		11,470,000	12,487,962
7.5%, 4/1/2023 (b)		3,810,000	4,124,325
7.75%, 10/15/2020 (b)		485,000	525,619
7.75%, 10/1/2021		6,460,000	7,057,550
7.875%, 11/1/2017		3,775,000	4,345,969

			275,719,164
Utilities 2.3%

AES Corp.:
3.229% **, 6/1/2019		1,540,000	1,551,550
8.0%, 10/15/2017		327,000	380,955
8.0%, 6/1/2020		4,120,000	4,954,300
Calpine Corp.:
144A, 7.5%, 2/15/2021		3,136,000	3,402,560
144A, 7.875%, 7/31/2020		3,643,000	3,952,655
Enel SpA, 144A, 8.75%, 9/24/2073		4,230,000	4,980,825
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024 *		4,626,000	3,492,630
NGL Energy Partners LP, 144A, 5.125%, 7/15/2019 (c)		1,705,000	1,709,263
NRG Energy, Inc.:
144A, 6.25%, 5/1/2024		6,815,000	7,121,675
7.875%, 5/15/2021		1,930,000	2,139,887

			33,686,300

Total Corporate Bonds (Cost $1,284,298,177)			1,354,022,528
Government & Agency Obligations 0.4%
Other Government Related (d) 0.3%
Vimpel Communications, 144A, 6.493%, 2/2/2016		4,130,000	4,336,500
U.S. Treasury Obligation 0.1%
U.S. Treasury Note, 1.0%, 8/31/2016		1,000,000	1,010,312

Total Government & Agency Obligations (Cost $5,079,536)			5,346,812
Loan Participations and Assignments 1.3%
Senior Loans **
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010 *		3,500,000	0
Ardagh Holdings U.S.A., Inc., Term Loan B, 4.25%, 12/17/2019		3,620,902	3,639,007
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		2,600,000	2,702,375
DaVita HealthCare Partners, Inc., Term Loan B, 4.25%, 6/24/2021		3,910,000	3,932,444
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		2,593,484	2,597,270
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		2,593,500	2,581,181
Spansion LLC, Term Loan, 3.75%, 12/19/2019		1,560,000	1,566,497
Travelport LLC, Second Lien Term Loan, 9.5%, 1/29/2016		2,068,409	2,135,580

Total Loan Participations and Assignments (Cost $22,479,129)			19,154,354
Convertible Bonds 1.2%
Consumer Discretionary 0.2%
Live Nation Entertainment, Inc., 144A, 2.5%, 5/15/2019		1,315,000	1,369,244
MGM Resorts International, 4.25%, 4/15/2015		405,000	594,590

			1,963,834
Materials 1.0%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		7,287,779	14,673,943

Total Convertible Bonds (Cost $9,020,811)			16,637,777
Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $4,695,334)		6,975,000	6,312,375

		Shares	Value ($)
Common Stocks 0.0%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (e)		107	320,782
Trump Entertainment Resorts, Inc.*		366	0

			320,782
Industrials 0.0%
Congoleum Corp.*		135,300	0
Materials 0.0%
GEO Specialty Chemicals, Inc.*		136,705	105,673
GEO Specialty Chemicals, Inc. 144A*		12,448	9,622

			115,295

Total Common Stocks (Cost $2,030,731)			436,077
Preferred Stock 0.7%
Financials
Ally Financial, Inc., Series G, 144A, 7.0% (Cost $9,645,814)		10,342	10,419,889
Warrants 0.1%
Materials
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*		672,806	515,033
Hercules Trust II, Expiration Date 3/31/2029*		6,700	43,102

Total Warrants (Cost $1,482,531)			558,135
Securities Lending Collateral 13.6%
Daily Assets Fund Institutional, 0.08% (f) (g) (Cost $197,702,145)		197,702,145	197,702,145
Cash Equivalents 1.5%
Central Cash Management Fund, 0.06% (f) (Cost $21,818,060)		21,818,060	21,818,060

		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,558,252,268) †		112.6	1,632,408,152
Other Assets and Liabilities, Net		(12.6)	(182,106,331)

Net Assets		100.0	1,450,301,821

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	3,500,000	USD	3,508,969	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	4,626,000	USD	2,689,540	3,492,630
Hellas Telecommunications Finance*	8.328%	7/15/2015	2,522,281	EUR	715,283	0
					6,913,792	3,492,630

*	Non-income producing security.
**
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

†
The cost for federal income tax purposes was $1,560,051,465.  At June 30, 2014, net unrealized appreciation for all securities based on tax cost was $72,356,687.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $81,510,885 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,154,198.

(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2014 amounted to $184,235,811, which is 12.7% of net assets.

(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.	August 2013	387,564	320,782	0.02

(f) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust
At June 30, 2014, open credit default swap contracts sold were as follows:

Effective/ Expiration Date	Notional Amount ($) (h)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (i)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

6/21/2010 9/20/2015	1,500,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	91,812	(142,500)	234,312
6/21/2010 9/20/2015	1,650,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	100,993	(148,500)	249,493
6/21/2010 9/20/2015	780,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	47,742	(62,400)	110,142
6/21/2010 9/20/2015	900,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	55,087	(62,061)	117,148
6/20/2011 9/20/2015	7,000,000	3	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	401,689	108,942	292,747
6/21/2010 9/20/2015	4,270,000	4	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	261,357	(76,117)	337,474
12/20/2010 3/20/2016	5,000,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	419,524	172,432	247,092
12/20/2010 3/20/2016	10,000,000	3	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	766,218	191,358	574,860
3/21/2011 6/20/2016	8,915,000	5	5.0%	Ford Motor Credit Co., LLC, 5.0%, 5/15/2018, BBB-	852,069	421,501	430,568
3/21/2011 6/20/2016	5,530,000	1	5.0%	HCA, Inc., 6.375%, 1/15/2015, B-	477,795	81,636	396,159
6/20/2011 9/20/2016	3,670,000	5	5.0%	Forest Oil Corp., 7.25%, 6/15/2019, CCC+	44,986	60,826	(15,840)
9/20/2011 12/20/2016	2,400,000	5	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	281,114	53,208	227,906
12/20/2011 3/20/2017	3,450,000	2	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	383,166	79,125	304,041
9/20/2012 12/20/2017	4,730,000	6	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	676,455	244,190	432,265
6/20/2013 9/20/2018	6,450,000	4	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	794,811	323,600	471,211
6/20/2013 9/20/2018	1,715,000	3	5.0%	HCA, Inc., 8.0%, 10/1/2018, B-	236,193	115,772	120,421
6/20/2013 9/20/2018	2,370,000	2	5.0%	DISH DBS Corp., 6.75%, 6/1/2021, BB-	360,470	178,811	181,659
9/30/2013 12/20/2018	5,000,000	2	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	610,741	362,830	247,911
9/30/2013 12/20/2018	5,000,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, BB-	610,741	369,107	241,634
9/30/2013 12/20/2018	2,700,000	5	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	347,097	227,384	119,713
9/30/2013 12/20/2018	9,875,000	1	5.0%	CSC Holdings LLC, 7.625%, 7/15/2018, BB	1,269,474	878,331	391,143

Total unrealized appreciation	5,712,059

(h)
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract.  These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(i)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	Credit Suisse
3	Goldman Sachs & Co.
4	Bank of America
5	Barclays Bank PLC
6	UBS AG

At June 30, 2014, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

EUR	15,840,000	USD	21,494,151	7/25/2014	(197,809)	JPMorgan Chase Securities, Inc.

Currency Abbreviations

EUR	Euro
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (j)
Corporate Bonds	$—	$1,354,022,528	$0	$1,354,022,528
Government & Agency Obligations	—	5,346,812	—	5,346,812
Loan Participations and Assignments	—	19,154,354	0	19,154,354
Convertible Bonds	—	1,963,834	14,673,943	16,637,777
Preferred Security	—	6,312,375	—	6,312,375
Common Stocks
Consumer Discretionary	—	—	320,782	320,782
Materials	—	—	115,295	115,295
Preferred Stock (j)	—	10,419,889	—	10,419,889
Warrants (j)	—	—	558,135	558,135
Short-Term Investments (j)	219,520,205	—	—	219,520,205
Derivatives (k)
Credit Default Swap Contracts	—	5,727,899	—	5,727,899

Total	$219,520,205	$1,402,947,691	$15,668,155	$1,638,136,051

Liabilities
Derivatives (k)
Credit Default Swap Contracts	$—	$(15,840)	$—	$(15,840)
Forward Foreign Currency Exchange Contracts	—	(197,809)	—	(197,809)

Total	$—	$(213,649)	$—	$(213,649)

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Corporate Bonds	Loan Participation and Assignments	Convertible Bonds	Common Stocks	Warrants	Total
Balance as of September 30, 2013	$0	$0	$12,169,862	$1,919,368	$501,141	$14,590,371
Realized gain (loss)	(9,872,171)	—	—	298,665	—	(9,573,506)
Change in unrealized appreciation (depreciation)	9,876,539	0	2,447,186	(268,302)	56,994	12,112,417
Amortization premium/discount	—	—	56,895	—	—	56,895
Purchases	—	—	—	—	—	—
(Sales)	(4,368)	—	—	(1,513,654)	—	(1,518,022)
Transfers into Level 3	—	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—	—
Balance as of June 30, 2014	$0	$0	$14,673,943	$436,077	$558,135	$15,668,155
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2014	$6,197,952	$0	$2,447,186	$72,001	$56,994	$8,774,133

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value at 6/30/2014	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
Common Stocks
Consumer Discretionary	$320,782	Asset Valuation	Book Value of Equity	$3,749.82 per share
			Discount for Lack of Marketability	20%
	$0	Asset Valuation	Book Value of Equity	0
Industrials	$0	Asset Valuation	Book Value of Equity	0
Materials	$115,295	Market Approach	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%
Warrants
Materials	$43,102	Black Scholes Option Pricing Model	Implied Volatility	32%
			Discount for Lack of Marketability	20%
	$515,033	Market Approach	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Loan Participations & Assignments

Senior Loans	$0	Market Approach	Evaluated by Management	0
Corporate Bonds
Financials	$0	Asset Valuation	Book Value	0
Telecommunication Services	$0	Asset Valuation	Book Value	0
Convertible Bonds
Materials	$14,673,943	Convertible Bond Methodology	EV/EBITDA Multiple	6.19
			Discount to Public Comparable	20%
			Discount for Lack of Marketability	25%

Qualitative Disclosure About Unobservable Inputs

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s equity investments include enterprise value (EV) to earnings before interest, taxes, depreciation and amortization (EBITDA) ratio with a discount for lack of marketability.  A significant change in the EV to EBITDA ratio may result in a significant change in the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.

Significant unobservable inputs developed by the Pricing Committee and used in the fair value measurement of the Fund’s fixed income investments include the convertible bond methodology.  A significant change in the EV to EBITDA ratio could have a material change on the fair value measurement, while a significant change in the discount for lack of marketability is unlikely to result in a materially higher or lower fair value measurement.  Generally, there is an inverse relationship between the EV to EBITDA ratio and the fair value measurement of a fixed income investment.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Swaps	Forward Currency Contracts
Credit Contracts	$5,712,059	$—
Foreign Exchange Contracts	$—	$(197,809)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2014